INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Schedule of intangible assets

	2018	2019
	RMB (in millions)
Intangible asset
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,858	1,844
Technology	751	633
Others	518	518
Intangible assets not subject to amortization
Trade mark	11,613	11,613
Others	163	159

	14,903	14,767

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(671)	(923)
Technology	(353)	(450)
Others	(156)	(221)

	(1,180)	(1,594)

Net book value
Intangible assets to be amortized
Business Relationship	1,187	921
Technology	398	183
Others	362	297
Intangible assets not subject to amortization
Trade mark	11,613	11,613
Others	163	159

	13,723	13,173

Schedule of useful lives of finite-lived intangible assets

Business Relationship	5-10 years
Technology	5-10 years
Others	3-10 years

Schedule of future estimated amortization expense finite-lived intangible assets

Amortization
RMB (in millions)
2020	418
2021	255
2022	217
2023	163
2024	158

1,211